Equity settled share-based transactions - Restricted Share Scheme (Details)				6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) item	May 18, 2022 item	Aug. 01, 2017 item $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of the restricted shares granted	$ 54,645,584			$ 54,645,584
Equity-settled share-based payment expenses						$ 532,752	$ 704,358
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted | item			5,313,900
Subscription price | $ / shares			$ 0.01
Aggregate fair value of the restricted shares granted						$ 5,799,625
Aggregate fair value of the restricted shares granted (in Dollar per share) | $ / shares						$ 1.091
Equity-settled share-based payment expenses						$ 15,534	$ 913,111
PHCL 2021 Plan [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted | item			3,933,063
Subscription price | $ / shares			$ 0.01
Aggregate fair value of the restricted shares granted (in Dollar per share) | $ / shares				$ 13.89
Equity-settled share-based payment expenses				$ 18,395,861	$ 3,537,228
PHCL 2022 Plan [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted | item	2,446,557	144,522
Aggregate fair value of the restricted shares granted	$ 10,988,238			10,988,238
Equity-settled share-based payment expenses				$ 3,948,220
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of trade sale defined in share agreement			50.00%
Bottom of range [member] | PHCL 2021 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of trade sale defined in share agreement			50.00%
First anniversary | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.33%
First anniversary | PHCL 2021 Plan [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.33%
Twenty three months | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage			2.77%
Twenty three months | PHCL 2021 Plan [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage			2.77%
Third anniversary | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage			2.96%
Third anniversary | PHCL 2021 Plan [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage			2.96%